Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Land Use Rights	Land use rights are amortized using the straight-line method with the following estimated useful lives:
Useful life
Land use rights	46 -50 years

Schedule of Company’s Total Revenues by Geographic Market	The summary of the Company’s total revenues by geographic market for the years ended September 30, 2024, 2023 and 2022 was as follows:
	For the Years Ended September 30,
	2024	2023	2022
China domestic market	$8,610,981	$2,739,459	$2,743,257
Overseas market	14,891,029	17,081,998	16,447,284
Total revenue	$23,502,010	$19,821,457	$19,190,541

Schedule of Company’s Total Revenues by Product Categories	The summary of the Company’s total revenues by product categories for the years ended September 30, 2024, 2023 and 2022 was as follows:
	For the Years Ended September 30,
	2024	2023	2022
Wheelchair	$14,866,699	$16,348,133	$15,622,273
Wheelchair components and others	8,635,311	3,473,324	3,568,268
Total revenue	$23,502,010	$19,821,457	$19,190,541

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	September 30, 2024	September 30, 2023	September 30, 2022
Year-end spot rate	US$1=RMB7.0149	US$1=RMB7.2952	US$1=RMB7.1135
Average rate	US$1=RMB7.1918	US$1=RMB7.0511	US$1=RMB6.5532

Straight Line Method [Member]
Summary of Significant Accounting Policies (Tables) [Line Items]
Schedule of Depreciation and Amortization of Property and Equipment	Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:
Useful life
Buildings	20–25 years
Leasehold improvements	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years